EMPLOYEE RETENTION CREDIT (ERC) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
EMPLOYEE RETENTION CREDIT (ERC)
Litigation settlement	$ 365,000		$ 645,000
Litigation settlement, services fee	$ 224,000		$ 536,000
Employee retention tax credit		$ 0		$ 0